EPS	12 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
EPS

14. EPS

The components of basic EPS consist of the following:

	Year ended December 31,	Six months ended June 30,	Year Ended June 30,
	2023	2024	2025	2025
	HKD	HKD	HKD	US$
Net income (loss) attributable to equity holders of the Company	6,260,642	3,649,121	(7,933,627)	(1,017,134)
Weighted-average ordinary shares outstanding	436,667	447,289	632,187	632,187
EPS	14.34	8.16	(12.55)	(1.61)

No diluted earnings per share for the year ended December 31, 2023, the six months ended June 30, 2024 and the year ended June 30, 2025 were presented as there were no potential ordinary shares in issue for all years/period.

The weighted average number of ordinary shares for the purpose of basic EPS has been adjusted for the 1-for-30 share consolidation of the ordinary shares on October 7, 2025.